Risk Management - Schedule of Interest Rate (Detail)	Dec. 31, 2021
Government [member] | Scenarios for impact on accrual book [member] | 1 Day [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	37.00%
Government [member] | Scenarios for impact on accrual book [member] | Up to three months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	40.00%
Government [member] | Scenarios for impact on accrual book [member] | Not later than six months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	78.00%
Government [member] | Scenarios for impact on accrual book [member] | Not later than nine months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	77.00%
Government [member] | Scenarios for impact on accrual book [member] | 1 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	75.00%
Government [member] | Scenarios for impact on accrual book [member] | Up to one month [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	79.00%
Curve [member] | Scenarios for impact on accrual book [member] | 1 Day [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	13.00%
Curve [member] | Scenarios for impact on accrual book [member] | Up to three months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	17.00%
Curve [member] | Scenarios for impact on accrual book [member] | Not later than six months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	19.00%
Curve [member] | Scenarios for impact on accrual book [member] | Not later than nine months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	27.00%
Curve [member] | Scenarios for impact on accrual book [member] | 1 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	35.00%
Curve [member] | Scenarios for impact on accrual book [member] | Up to one month [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	14.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 Day [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(39.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 Day [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	87.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Up to three months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(39.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Up to three months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	87.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(39.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	87.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(36.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	87.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(33.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	93.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 2 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(37.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 2 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	70.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 3 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(47.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 3 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	68.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 4 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(57.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 4 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	68.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(67.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	67.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(65.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	74.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(63.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	83.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(63.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	80.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(87.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(87.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(87.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	36.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(87.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	33.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(93.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 2 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	37.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 2 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(70.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 3 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	47.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 3 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(68.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 4 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	57.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 4 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(68.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	67.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(67.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	65.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(74.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	63.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(83.00%)
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	63.00%
Interest rate risk [member] | Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(80.00%)
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 Day [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 Day [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	162.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Up to three months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Up to three months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	162.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	162.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	42.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	159.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	46.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	155.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 2 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 2 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	93.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 3 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	52.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 3 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	88.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 4 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	65.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 4 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	83.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	77.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	79.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	66.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	81.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	50.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	85.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	50.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	81.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	162.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	162.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	162.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	42.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	159.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	46.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	155.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 2 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 2 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	93.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 3 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	52.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 3 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	88.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 4 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	65.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 4 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	83.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	77.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	79.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	66.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	81.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	50.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	85.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	50.00%
Interest rate risk [member] | Government [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	81.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 1 Day [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	137.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Up to three months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	133.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	130.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	126.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 1 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	122.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 2 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	108.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 3 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	93.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 4 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	85.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	86.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	88.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	91.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	93.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	137.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	133.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	130.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	126.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 1 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	122.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 2 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	108.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 3 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	93.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 4 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	85.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	86.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	88.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	91.00%
Interest rate risk [member] | Government [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	93.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 Day [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	51.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 Day [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(51.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Up to three months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	51.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Up to three months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(51.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	51.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(51.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	67.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(67.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	86.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(86.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 2 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	101.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 2 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(101.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 3 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	103.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 3 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(103.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 4 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	105.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 4 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(105.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	106.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(106.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	103.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(103.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	98.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(98.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	115.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(115.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(51.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	51.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(51.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	51.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(51.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	51.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(67.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	67.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(86.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	86.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 2 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(101.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 2 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	101.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 3 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(103.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 3 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	103.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 4 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(105.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 4 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	105.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(106.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	106.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(103.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	103.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(98.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	98.00%
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(115.00%)
Interest rate risk [member] | Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	115.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 1 Day [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	13.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Up to three months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	17.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	19.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	27.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 1 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	35.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 2 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 3 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	35.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 4 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	36.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	37.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	42.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	51.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	13.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	17.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	19.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	27.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 1 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	35.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 2 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 3 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	35.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 4 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	36.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	37.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	42.00%
Interest rate risk [member] | Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	51.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 1 Day [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	37.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Up to three months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	40.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	78.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	77.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 1 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	75.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 2 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	96.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 3 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	94.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 4 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	95.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	96.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	98.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	101.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	111.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	37.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	40.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	78.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	77.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 1 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	75.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 2 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	96.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 3 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	94.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 4 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	95.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	96.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	98.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	101.00%
Interest rate risk [member] | Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	111.00%